Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Shares Held as Treasury Stock and Related Carrying Value

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2016	19,314	$646,047
2015	19,988	641,664
2014	17,836	453,230

Purchases of Common Stock on Monthly Basis

The following table sets forth information regarding the Company's purchases of its common stock on a monthly basis during the three months ended December 31, 2016:

(in thousands, except per share data)	Total Number of Shares Purchased		Average Price Paid per Share	Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2016	-		$-	5,150	14,850
November 2016	200		49.29	5,350	14,650
December 2016	312	[1]	48.13	5,650	14,350
Total	512		$48.59

[1]	Includes delivery of shares to TSYS on vesting of shares to pay taxes.

TSYS Stock Repurchase Plan
Purchases of Common Stock on Monthly Basis

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Repurchased Shares Cost
2016	500	$48.57	$24,287
2015	5,150	47.01	242,085
2014	5,200	31.79	165,297